Balance Sheet	Dec. 31, 2020 USD ($)
Current Assets
Cash and cash equivalents	$ 780,292
Prepaid expenses	747,842
Total Current Assets	1,528,134
Cash and marketable securities held in Trust Account	287,491,254
TOTAL ASSETS	289,019,388
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities - accrued expenses	106,477
Deferred underwriting payable	10,062,500
Total Liabilities	10,168,977
Commitments
Class A common stock subject to possible redemption 27,385,874 shares at redemption value	273,850,409
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	5,180,583
Accumulated deficit	(181,675)
Total Stockholders' Equity	5,000,002
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	289,019,388
Class A Common Stock
Stockholders' Equity
Common stock, value	136
Total Stockholders' Equity	136
Class B Common Stock
Stockholders' Equity
Common stock, value	383
Total Stockholders' Equity	383
Class C Common Stock
Stockholders' Equity
Common stock, value	575
Total Stockholders' Equity	$ 575